Other Income	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Other Income
Other Income

F. Other Income

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013		2012
	(Dollars in thousands)
AeroTurbine revenue
Engines, airframes, parts and supplies	$96,837	$71,711	$155,019		$144,994
Cost of sales	(82,379)	(62,772)	(131,075)		(123,721)

	14,458	8,939	23,944		21,273
Interest and Other	12,689	15,557	49,158	(a)	26,486

Total	$27,147	$24,496	$73,102		$47,759

(a)
Includes $23.9 million relating to early termination fees for the six months ended June 30, 2013.

Note E—Other Income

	2012	2011	2010
	(Dollars in thousands)
AeroTurbine revenue(a)
Engines, airframes, parts and supplies	$308,981	$71,778	$—
Cost of sales	(255,918)	(62,070)	—

	53,063	9,708	—
Interest and Other	70,187	48,202	61,741

Total	$123,250	$57,910	$61,741

(a)
Other income for 2011 and 2012 includes revenue from sales by AeroTurbine of engines, airframes, parts and supplies, presented net of cost of sales on our consolidated statement of income. AeroTurbine was acquired on October 7, 2011.